OPERATING LEASES	9 Months Ended
Dec. 31, 2011
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]

NOTE 8 -         OPERATING LEASES

The Company entered into a lease for a portion of a one-story warehouse, located at 135 Ludlow Avenue, Northvale, New Jersey, consisting of approximately 15,000 square feet of floor space. The lease term began on July 1, 2010 and is classified as an operating lease. The lease includes an initial term of 5 years and 6 months and the Company has the option to renew the lease for two additional terms, each of 5 years. The property related to this lease will be used for the storage of pharmaceutical finished goods, raw materials, equipment and documents as well as engaging in manufacturing, packaging and distribution activities.

This property requires significant leasehold improvements and qualification as a prerequisite to achieving suitability for such intended future use. Approximately 3,500 square feet of this property is being used for the storage of pharmaceutical finished goods, raw materials, equipment and documents. The property is currently not being used for manufacturing and packaging activities.

Leasehold improvements and qualification as suitable for manufacturing and packaging operations are expected to be achieved within two years from the beginning of the lease term. These are estimates based on current project plans, which are subject to change. There can be no assurance that the construction and qualification will be accomplished during the estimated time frames, or that this property will ever achieve qualification for intended future utilization.

Minimum 5 year payments* for the leasing of 15,000 square feet at 135 Ludlow are as follows:

Fiscal year ended March 31, 2012	$79,248
Fiscal year ended March 31, 2013	81,228
Fiscal year ended March 31, 2014	83,259
Fiscal year ended March 31, 2015	85,344
Fiscal year ended March 31, 2016	87,363
Total Minimum 5 year lease payments	$416,442

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this registration statement.

Rent expense relating to the operating lease is recorded using the straight line method, and is summarized as follows:

RENT EXPENSE
	Three Months Ended Dec 31, 2011	Three Months Ended Dec 31, 2010	Nine Months Ended Dec 31, 2011	Nine Months Ended Dec 31, 2010
Rent Expense	$22,584	$22,584	$67,753	$45,169

Change in deferred rent liability	$2,895	$22,584	$8,686	$45,169

DEFERRED RENT LIABILITY (LONG-TERM LIABILITY)
	March 31 2011	June 30 2011	September 30 2011	December 31 2011
Balance of Deferred Rent Liability	$48,064	$50,960	$53,855	$56,748